SHARE BASED PAYMENTS (Details Narrative)					12 Months Ended
	Dec. 21, 2020 shares $ / shares	Dec. 10, 2020 shares	Dec. 10, 2020 Integer	Nov. 29, 2018 shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 AUD ($) shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 AUD ($) shares	Jun. 30, 2020 AUD ($)
IfrsStatementLineItems [Line Items]
Expenses arising from share-based payments | $						$ 437,508		$ 714,577	$ (14,441)
Dr Jerzy Muchnicki [Member]
IfrsStatementLineItems [Line Items]
Number of options issued								12,850,000
Risk-free interest rate								0.111%
Expected life of an option								3 years
Expected volatility								155.34%
Mr Michael Tonroe [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						40,000,000
Expenses arising from share-based payments | $						$ 101,043
Mr Carl Stubbings [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						20,000,000
Expenses arising from share-based payments | $						$ 26,459
Mr Kevin Camilleri [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						20,000,000
Expenses arising from share-based payments | $						$ 16,719
Employee Stock Option [Member]
IfrsStatementLineItems [Line Items]
Number of options issued	12,850,000
Option exercise price | $ / shares	$ 0.008
Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Option exercise price | $ / shares					$ 0.0		$ 0.0
Number of performance rights issued		125,000,000		76,250,000
Expenses arising from share-based payments | $						$ 437,508		$ 622,725
Consecutive share price hurdle						15 days
Consecutive share price | $ / shares					$ 0.016
Risk-free interest rate								0.111%
Expected life of an option						3 years		2 years
Expected volatility								158.23%
Performance Rights [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility						149.00%
Performance Rights [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility						161.00%
Performance Rights [Member] | Mr Michael Tonroe [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						40,000,000
Performance Rights [Member] | Mr Carl Stubbings [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						20,000,000
Performance Rights [Member] | Mr Kevin Camilleri [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						20,000,000
Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						83,937,500
Expenses arising from share-based payments | $						$ 193,294
Consecutive share price | $ / shares							0.012
Performance hurdles, description								The Class A Performance Rights vest and are exercisable upon the Share price reaching $0.012 or greater for more than 10-day consecutive ASX trading days
Class A Performance Rights [Member] | Dr. Paul Kaisian [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued				7,500,000
Class A Performance Rights [Member] | Dr Lindsay Wakefield [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		5,000,000		3,750,000				3,750,000
Expenses arising from share-based payments | $						4,010		$ 9,625
Class A Performance Rights [Member] | Dr Jerzy Muchnicki [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		7,500,000	7,500,000	6,250,000				6,250,000
Expenses arising from share-based payments | $						6,684		$ 16,042
Class A Performance Rights [Member] | Mr Peter Rubinstein [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		7,500,000	7,500,000	5,000,000				5,000,000
Expenses arising from share-based payments | $						5,347		$ 12,833
Class A Performance Rights [Member] | Mr Xue Lee [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued				3,750,000
Class A Performance Rights [Member] | Mr Nicholas Burrows [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		5,000,000
Class A Performance Rights [Member] | Mr Michael Tonroe [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued				40,000,000
Class A Performance Rights [Member] | Mr Carl Stubbings [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued				20,000,000
Class A Performance Rights [Member] | Mr Kevin Camilleri [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued				20,000,000
Class B Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Consecutive share price | $ / shares							0.014
Performance hurdles, description								The Class B Performance Rights vest and are exercisable upon the Share price reaching $0.014 or greater for more than 10-day consecutive ASX trading days and sales commence on the Consumer Initiated Testing (CIT) platform in either Australia or the United States of America
Class B Performance Rights [Member] | Dr. Paul Kaisian [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued				25,000,000
Class B Performance Rights [Member] | Dr Jerzy Muchnicki [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		25,000,000	25,000,000
Class B Performance Rights [Member] | Mr Peter Rubinstein [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		25,000,000	25,000,000
Class C Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Performance hurdles, description								The Class C Performance Rights vest and are exercisable upon a minimum of 4,000 tests being processed in any 12-month period or the market cap of the Company reaching $100 million or above and being sustained for more than 10 consecutive ASX trading days, whichever happens sooner
Class C Performance Rights [Member] | Dr. Paul Kaisian [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued				25,000,000
Class C Performance Rights [Member] | Dr Jerzy Muchnicki [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		25,000,000
Class C Performance Rights [Member] | Mr Peter Rubinstein [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		25,000,000
Class C Performance Rights [Member] | Mr. Stanley Sack [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		3,937,500
Class D Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Consecutive share price hurdle								15 days
Consecutive share price | $ / shares							$ 0.016
Performance hurdles, description								The Class D Performance Rights vest and are exercisable upon the Share price reaching $0.016 or greater for more than 15-day consecutive ASX trading days
Class D Performance Rights [Member] | Mr. Simon Morries [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued								60,000,000
Class E Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Performance hurdles, description								The Class E Performance Rights vest and are exercisable upon the first commercial sale of the Company’s COVID-19 risk test with IBX (Infinity BioLogix)
Class E Performance Rights [Member] | Mr. Stanley Sack [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued								3,937,500
Expenses arising from share-based payments | $						35,438		$ 4,622
:Class A and B Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Consecutive share price hurdle								10 days
Classa Performance Rights One [Member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued								15,000,000
Expenses arising from share-based payments | $						$ 16,041		$ 38,500
Performance hurdles, description								The Class A Performance Rights vest and are exercisable upon the Share price reaching $0.02 or greater for more than 10 day consecutive ASX trading days